UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Index Fund, Inc.
January 31, 2010 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--14.1%
99 Cents Only Stores	96,003 a,b	1,251,879
Aaron's	113,036 a	3,149,183
Advance Auto Parts	199,822 a	7,882,978
Aeropostale	141,039 b	4,638,773
American Eagle Outfitters	434,254	6,900,296
American Greetings, Cl. A	82,143	1,518,003
AnnTaylor Stores	120,748 a,b	1,516,595
Barnes & Noble	81,738 a	1,428,780
Bob Evans Farms	65,107	1,817,136
BorgWarner	243,201 a,b	8,533,923
Boyd Gaming	119,540 a,b	932,412
Brink's Home Security Holdings	94,393 b	3,870,113
Brinker International	215,079	3,510,089
Burger King Holdings	186,752 a	3,256,955
Career Education	146,572 a,b	3,187,941
Carmax	463,920 a,b	9,570,670
Cheesecake Factory	125,489 a,b	2,652,837
Chico's FAS	373,402 b	4,768,344
Chipotle Mexican Grill	66,018 a,b	6,368,096
Coldwater Creek	117,788 a,b	525,334
Collective Brands	135,252 b	2,661,759
Corinthian Colleges	183,350 a,b	2,566,900
Dick's Sporting Goods	186,915 b	4,181,289
Dollar Tree	186,490 b	9,234,985
DreamWorks Animation SKG, Cl. A	156,971 b	6,112,451
Foot Locker	326,392	3,684,966
Fossil	99,399 a,b	3,245,377
Gentex	290,027	5,559,818
Guess?	121,223	4,813,765
Hanesbrands	199,564 a,b	4,583,985
Harte-Hanks	79,599 a	840,565
International Speedway, Cl. A	63,244	1,626,003
ITT Educational Services	65,913 a,b	6,384,992
J Crew Group	117,012 a,b	4,588,041
John Wiley & Sons, Cl. A	89,465 a	3,735,164
KB Home	154,597 a	2,362,242
Lamar Advertising, Cl. A	115,808 a,b	3,312,109
Life Time Fitness	86,557 a,b	2,073,040
LKQ	295,125 b	5,533,594
Matthews International, Cl. A	62,701	2,122,429
MDC Holdings	77,952 a	2,619,187
Mohawk Industries	117,044 a,b	4,846,792
NetFlix	93,664 a,b	5,830,584
NVR	12,418 a,b	8,495,651
Panera Bread, Cl. A	65,549 a,b	4,681,510
PetSmart	260,901 a	6,718,201
Phillips-Van Heusen	108,498	4,262,886
Regis	119,409	1,902,185
Rent-A-Center	136,902 b	2,738,040
Ryland Group	91,473 a	2,036,189
Saks	332,388 a,b	2,140,579
Scholastic	52,510 a	1,570,049

Scientific Games, Cl. A	133,362 a,b	1,877,737
Service Corporation International	528,883	4,056,533
Sotheby's	137,889 a	3,204,540
Strayer Education	29,181 a	6,063,228
Thor Industries	75,069	2,383,441
Timberland, Cl. A	94,304 b	1,622,029
Toll Brothers	284,857 b	5,261,309
Tupperware Brands	132,927 a	5,644,080
Under Armour, Cl. A	77,869 a,b	1,977,873
Urban Outfitters	271,022 a,b	8,556,165
Warnaco Group	94,802 a,b	3,670,733
Wendy's/Arby's Group, Cl. A	776,678 a	3,580,486
Williams-Sonoma	221,096 a	4,196,402
WMS Industries	110,090 b	4,082,137
		260,522,357
Consumer Staples--4.1%
Alberto-Culver	178,056	5,055,010
BJ's Wholesale Club	116,892 a,b	3,949,781
Church & Dwight	146,568 a	8,836,585
Corn Products International	157,028	4,462,736
Energizer Holdings	145,905 b	8,097,728
Flowers Foods	161,799 a	3,930,098
Green Mountain Coffee Roasters	70,148 a,b	5,949,953
Hansen Natural	152,531 a,b	5,864,817
Lancaster Colony	40,668	2,218,439
NBTY	129,395 b	5,761,959
PepsiAmericas	118,021	3,428,510
Ralcorp Holdings	118,024 b	7,293,883
Ruddick	84,452 a	2,394,214
Smithfield Foods	294,483 a,b	4,434,914
Tootsie Roll Industries	54,645 a	1,422,409
Universal	51,265 a	2,326,918
		75,427,954
Energy--6.9%
Arch Coal	338,942 a	7,141,508
Atwood Oceanics	112,998 b	3,787,693
Bill Barrett	80,294 a,b	2,489,114
Cimarex Energy	173,886 a	8,556,930
Comstock Resources	97,883 a,b	3,816,458
Encore Acquisition	115,245 b	5,487,967
Exterran Holdings	131,744 a,b	2,671,768
Forest Oil	234,628 a,b	5,659,227
Frontier Oil	220,806 a	2,751,243
Helix Energy Solutions Group	191,408 a,b	2,030,839
Helmerich & Payne	219,880 a	9,197,580
Mariner Energy	211,559 b	3,057,028
Newfield Exploration	277,888 b	13,599,839
Oceaneering International	114,374 b	6,256,258
Overseas Shipholding Group	49,561 a	2,210,916
Patriot Coal	155,497 a,b	2,408,649
Patterson-UTI Energy	322,947 a	4,960,466
Plains Exploration & Production	291,331 b	9,715,889
Pride International	364,979 b	10,803,378
Quicksilver Resources	245,928 a,b	3,268,383
Southern Union	258,681	5,701,329
Superior Energy Services	164,704 b	3,783,251
Tidewater	107,810	5,047,664
Unit	85,736 a,b	3,904,417
		128,307,794

Financial--19.4%
Affiliated Managers Group	87,947 a,b	5,326,950
Alexandria Real Estate Equities	92,373 a,c	5,517,439
AMB Property	304,940 a,c	7,318,560
American Financial Group	163,796	4,063,779
AmeriCredit	207,870 a,b	4,359,034
Apollo Investment	361,944	3,728,023
Arthur J. Gallagher & Co.	210,945	4,756,810
Associated Banc-Corp	331,625 a	4,218,270
Astoria Financial	173,365	2,288,418
BancorpSouth	152,751 a	3,494,943
Bank of Hawaii	100,702	4,579,927
BRE Properties	113,603 a,c	3,643,248
Brown & Brown	244,308	4,299,821
Camden Property Trust	133,711 a,c	5,183,975
Cathay General Bancorp	129,071 a	1,236,500
City National	90,329 a	4,461,349
Commerce Bancshares	151,527	5,997,439
Corporate Office Properties Trust	120,852 a,c	4,313,208
Cousins Properties	208,462 a,c	1,596,819
Cullen/Frost Bankers	125,075 a	6,418,849
Duke Realty	467,005 c	5,286,497
Eaton Vance	245,960 a	7,086,108
Equity One	69,030 a,c	1,156,253
Essex Property Trust	60,880 a,c	4,851,527
Everest Re Group	127,023	10,890,952
Federal Realty Investment Trust	127,967 a,c	8,238,515
Fidelity National Financial, Cl. A	481,757	6,214,665
First American	209,039	6,181,283
First Niagara Financial Group	393,513	5,402,933
FirstMerit	178,379	3,654,986
Fulton Financial	368,571 a	3,405,596
Hanover Insurance Group	106,114	4,501,356
HCC Insurance Holdings	234,141 a	6,345,221
Highwoods Properties	147,766 a,c	4,464,011
Horace Mann Educators	83,093	996,285
Hospitality Properties Trust	258,016 c	5,707,314
International Bancshares	108,432 a	2,259,723
Jefferies Group	256,316 a	6,546,311
Jones Lang LaSalle	86,948 a	4,956,905
Liberty Property Trust	235,502 a,c	7,159,261
Macerich	201,570 c	6,218,435
Mack-Cali Realty	163,333 c	5,327,922
Mercury General	75,068 a	2,869,099
MSCI, Cl. A	216,366 b	6,395,779
Nationwide Health Properties	233,863 a,c	7,708,124
New York Community Bancorp	869,618	13,070,359
NewAlliance Bancshares	225,138 a	2,620,606
Old Republic International	501,660 a	5,312,579
Omega Healthcare Investors	177,976 a,c	3,329,931
PacWest Bancorp	62,220 a	1,291,065
Potlatch	83,871 a,c	2,574,840
Protective Life	178,495	3,007,641
Raymond James Financial	207,377 a	5,248,712
Rayonier	166,192 c	6,970,092
Realty Income	217,457 a,c	6,073,574
Regency Centers	168,392 a,c	5,639,448
Reinsurance Group of America	151,745	7,393,016
SEI Investments	271,666	4,811,205

Senior Housing Properties Trust	257,452 c	5,367,874
SL Green Realty	161,503 a,c	7,346,771
StanCorp Financial Group	103,309 a	4,440,221
SVB Financial Group	85,376 a,b	3,704,465
Synovus Financial	1,004,294 a	2,771,851
TCF Financial	233,214 a	3,414,253
Trustmark	116,535 a	2,656,998
UDR	317,017 a,c	4,932,785
Unitrin	104,305	2,263,419
Valley National Bancorp	309,110 a	4,250,263
W.R. Berkley	281,032 a	6,837,509
Waddell & Reed Financial, Cl. A	179,105	5,611,360
Washington Federal	234,723	4,377,584
Webster Financial	134,711 a	2,083,979
Weingarten Realty Investors	217,801 a,c	4,066,345
Westamerica Bancorporation	61,507 a	3,418,559
Wilmington Trust	146,262 a	1,918,957
		357,434,683
Health Care--12.4%
Affymetrix	147,340 a,b	777,955
Beckman Coulter	144,987 a	9,477,800
Bio-Rad Laboratories, Cl. A	40,372 b	3,761,863
Cerner	141,699 a,b	10,719,529
Charles River Laboratories
International	137,446 a,b	4,994,788
Community Health Systems	193,304 a,b	6,305,576
Covance	133,379 a,b	7,750,654
Edwards Lifesciences	117,807 a,b	10,557,863
Endo Pharmaceuticals Holdings	244,339 b	4,913,657
Gen-Probe	105,329 b	4,521,774
Health Management Associates,
Cl. A	519,447 a,b	3,449,128
Health Net	218,779 b	5,307,579
Henry Schein	189,241 a,b	10,228,476
Hill-Rom Holdings	131,054	3,062,732
Hologic	539,502 b	8,130,295
IDEXX Laboratories	122,272 a,b	6,418,057
Immucor	146,666 a,b	2,720,654
Kindred Healthcare	79,437 a,b	1,343,280
Kinetic Concepts	129,583 a,b	5,350,482
LifePoint Hospitals	114,535 a,b	3,433,759
Lincare Holdings	141,709 a,b	5,217,725
Masimo	107,397 a,b	2,981,341
Medicis Pharmaceutical, Cl. A	124,365 a	2,874,075
Mettler-Toledo International	70,277 b	6,849,899
Omnicare	249,561	6,239,025
OSI Pharmaceuticals	122,091 a,b	4,177,954
Owens & Minor	87,715 a	3,516,494
Perrigo	168,218 a	7,448,693
Pharmaceutical Product Development	248,125	5,796,200
Psychiatric Solutions	118,543 a,b	2,613,873
Resmed	157,480 a,b	8,053,527
STERIS	122,812 a	3,202,937
Techne	77,662	5,096,180
Teleflex	83,714	4,785,092
Thoratec	118,969 a,b	3,372,771
United Therapeutics	99,085 a,b	5,902,493
Universal Health Services, Cl. B	204,742	5,970,277
Valeant Pharmaceuticals

International	143,695 a,b	4,809,472
Varian	60,444 a,b	3,116,493
VCA Antech	178,318 a,b	4,527,494
Vertex Pharmaceuticals	402,995 a,b	15,475,008
WellCare Health Plans	88,272 b	2,752,321
		228,005,245
Industrial--13.9%
Aecom Technology	235,462 b	6,350,410
AGCO	192,766 a,b	5,958,397
AirTran Holdings	281,070 a,b	1,354,757
Alaska Air Group	74,273 a,b	2,327,716
Alexander & Baldwin	84,843 a	2,710,734
Alliant Techsystems	68,994 a,b	5,448,456
AMETEK	225,537	8,218,568
BE Aerospace	212,903 a,b	4,775,414
Brink's	100,032 a	2,338,748
Bucyrus International	156,668 a	8,206,270
Carlisle Cos.	129,061	4,326,125
Clean Harbors	47,705 a,b	2,731,588
Con-way	102,880 a	2,944,426
Copart	139,622 a,b	4,713,639
Corporate Executive Board	69,758 a	1,614,200
Corrections Corp. of America	240,202 b	4,494,179
Crane	99,273	3,029,812
Deluxe	104,866	1,951,556
Donaldson	160,920	6,153,581
Federal Signal	99,735 a	647,280
FTI Consulting	108,035 a,b	4,478,051
GATX	96,188 a	2,522,049
Graco	126,241 a	3,369,372
Granite Construction	70,143 a	2,166,016
Harsco	167,468	4,983,848
Herman Miller	114,147 a	1,927,943
HNI	95,270 a	2,383,655
Hubbell, Cl. B	123,522	5,318,857
IDEX	168,302	4,749,482
JB Hunt Transport Services	183,460	5,624,884
JetBlue Airways	444,866 a,b	2,197,638
Joy Global	213,323	9,757,394
Kansas City Southern	200,762 a,b	5,962,631
KBR	334,483	6,264,867
Kennametal	170,230 a	4,167,230
Kirby	112,652 a,b	3,654,431
Korn/Ferry International	94,880 a,b	1,404,224
Landstar System	108,108 a	3,923,239
Lennox International	100,952 a	3,858,385
Lincoln Electric Holdings	88,941 a	4,342,989
Manpower	163,427	8,463,884
Mine Safety Appliances	63,164 a	1,521,621
MSC Industrial Direct, Cl. A	91,602	3,956,290
Navigant Consulting	104,513 b	1,417,196
Nordson	69,910 a	3,952,711
Oshkosh	187,099	6,748,661
Pentair	204,997 a	6,260,608
Regal-Beloit	76,999	3,649,753
Rollins	90,280	1,776,710
Shaw Group	174,262 b	5,626,920
SPX	102,328 a	5,570,736
Terex	226,903 a,b	4,435,954

Thomas & Betts	109,904 b	3,710,359
Timken	166,781	3,737,562
Towers Watson & Co., Cl. A	89,810	3,918,410
Trinity Industries	165,792 a	2,592,987
United Rentals	124,447 a,b	996,820
URS	174,988 b	7,853,461
Valmont Industries	41,763 a	2,900,858
Wabtec	99,223 a	3,803,218
Waste Connections	167,032 b	5,373,419
Werner Enterprises	90,780	1,795,628
Woodward Governor	118,642 a	3,017,066
		256,433,873
Information Technology--14.6%
3Com	815,953 b	6,078,850
ACI Worldwide	72,247 b	1,156,674
Acxiom	162,207 b	2,494,744
ADC Telecommunications	198,218 a,b	1,052,538
ADTRAN	115,716 a	2,453,179
Advent Software	32,294 a,b	1,219,099
Alliance Data Systems	111,085 a,b	6,605,114
ANSYS	184,435 b	7,720,449
AOL	224,210 b	5,374,314
Arrow Electronics	249,439 b	6,552,763
Atmel	949,565 a,b	4,405,982
Avnet	315,016 b	8,329,023
Broadridge Financial Solutions	290,669	6,313,331
Cadence Design Systems	555,118 a,b	3,225,236
Ciena	191,277 a,b	2,438,782
CommScope	194,502 a,b	5,292,399
Convergys	257,021 b	2,750,125
Cree	216,720 b	12,116,815
Diebold	139,525	3,707,179
Digital River	80,451 a,b	2,021,734
DST Systems	82,229 a,b	3,727,441
Equinix	81,522 a,b	7,844,862
F5 Networks	165,785 b	8,194,753
FactSet Research Systems	87,932 a	5,539,716
Fair Isaac	103,784 a	2,275,983
Fairchild Semiconductor
International	254,484 b	2,285,266
Gartner	125,864 b	2,693,490
Global Payments	169,481	7,541,905
Hewitt Associates, Cl. A	174,043 b	6,871,218
Informatica	187,045 a,b	4,431,096
Ingram Micro, Cl. A	340,635 b	5,756,732
Integrated Device Technology	346,562 b	1,965,007
International Rectifier	149,494 b	2,696,872
Intersil, Cl. A	257,499 a	3,468,512
Itron	84,084 a,b	5,174,529
Jack Henry & Associates	176,487 a	3,875,655
Lam Research	266,128 a,b	8,784,885
Lender Processing Services	200,377	7,766,613
ManTech International, Cl. A	45,679 a,b	2,188,481
Mentor Graphics	203,540 b	1,632,391
Micros Systems	166,855 a,b	4,768,716
National Instruments	118,660 a	3,487,417
NCR	333,975 a,b	3,997,681
NeuStar, Cl. A	154,599 b	3,472,294
Palm	345,677 a,b	3,591,584

Parametric Technology	244,212 a,b	4,044,151
Plantronics	102,730 a	2,714,127
Polycom	176,581 a,b	3,960,712
Quest Software	129,033 b	2,221,948
RF Micro Devices	560,756 a,b	2,158,911
Rovi	215,467 b	6,220,532
Semtech	128,774 a,b	1,929,035
Silicon Laboratories	95,507 b	4,034,216
Solera Holdings	145,225 a	4,808,400
SRA International, Cl. A	88,762 b	1,528,482
Sybase	170,516 a,b	6,934,886
Synopsys	303,279 b	6,450,744
Tech Data	105,814 b	4,311,921
Trimble Navigation	251,740 b	5,762,329
ValueClick	183,507 b	1,697,440
Vishay Intertechnology	393,236 a,b	2,964,999
Zebra Technologies, Cl. A	123,292 b	3,217,921
		270,302,183
Materials--6.2%
Albemarle	190,876 a	6,818,091
AptarGroup	141,155	5,008,179
Ashland	156,660	6,330,631
Cabot	136,608	3,521,754
Carpenter Technology	90,483	2,424,944
Commercial Metals	233,515 a	3,208,496
Cytec Industries	101,673	3,793,420
Greif, Cl. A	72,134	3,488,400
Louisiana-Pacific	253,877 a,b	1,805,065
Lubrizol	142,764 a	10,520,279
Martin Marietta Materials	92,861 a	7,352,734
Minerals Technologies	38,447	1,837,767
Olin	164,449 a	2,713,409
Packaging Corp. of America	215,879	4,757,973
Reliance Steel & Aluminum	134,293	5,471,097
RPM International	270,450	5,057,415
Scotts Miracle-Gro, Cl. A	94,259 a	3,742,082
Sensient Technologies	102,742 a	2,666,155
Silgan Holdings	56,002	2,903,704
Sonoco Products	208,276	5,781,742
Steel Dynamics	450,913	6,844,859
Temple-Inland	222,794 a	3,869,932
Terra Industries	208,053	6,574,475
Valspar	211,049	5,588,578
Worthington Industries	127,390	1,843,333
		113,924,514
Telecommunication Services--.8%
Cincinnati Bell	443,029 a,b	1,289,214
Syniverse Holdings	145,129 a,b	2,439,618
Telephone & Data Systems	199,083	6,281,069
TW Telecom	311,547 b	4,800,939
		14,810,840
Utilities--6.6%
AGL Resources	161,117	5,685,819
Alliant Energy	230,667	7,196,810
Aqua America	285,520 a	4,736,777
Atmos Energy	192,340 a	5,312,431
Black Hills	82,283 a	2,137,712
Cleco	127,313 a	3,299,953
DPL	250,431 a	6,721,568

Dynegy, Cl. A	1,054,121 a,b	1,707,676
Energen	149,528	6,571,756
Great Plains Energy	284,319 a	5,077,937
Hawaiian Electric Industries	192,789 a	3,813,366
IDACORP	99,396 a	3,116,065
MDU Resources Group	392,607	8,645,206
National Fuel Gas	168,486 a	7,905,363
NSTAR	222,703 a	7,647,621
NV Energy	489,170	5,635,238
OGE Energy	202,099 a	7,320,026
ONEOK	219,738	9,270,746
PNM Resources	181,242 a	2,107,844
UGI	226,031	5,540,020
Vectren	170,654 a	3,972,825
Westar Energy	228,804	4,880,389
WGL Holdings	105,626 a	3,351,513
		121,654,661
Total Common Stocks
(cost $1,800,753,089)		1,826,824,104
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.03%, 3/11/10
(cost $1,939,947)	1,940,000 [d]	1,939,950

Other Investment--.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,023,000)	16,023,000 [e]	16,023,000

Investment of Cash Collateral for
Securities Loaned--25.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $468,650,754)	468,650,754 [e]	468,650,754

Total Investments (cost $2,287,366,790)	125.4%	2,313,437,808
Liabilities, Less Cash and Receivables	(25.4%)	(468,087,605)
Net Assets	100.0%	1,845,350,203

a	Security, or portion thereof, on loan. At January 31, 2010, the total market value of the fund's securities on loan is
$448,510,815 and the total market value of the collateral held by the fund is $468,650,754.
b	Non-income producing security.
c	Investment in Real Estate Investment Trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $2,287,366,790.

Net unrealized appreciation on investments was $26,071,018 of which $312,483,979 related to appreciated investment securities and $286,412,961 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES

January 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2010 ($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini	267	18,724,710	March 2010	(979,385)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,826,824,104	-	-	1,826,824,104
U.S. Treasury	-	1,939,950	-	1,939,950
Mutual Funds	484,673,754	-	-	484,673,754
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	(979,385)	-	-	(979,385)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk and including equity risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)